STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Cash Flows [Abstract]
Net earnings (loss)	$ (56)	$ (17)	$ (5)
Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities:
Interest credited to policyholders’ account balances	69	36	39
Universal life and investment-type product policy fee income	(196)	(152)	(91)
(Income) loss from derivative instruments	(18)	9	(13)
Investment (gains) losses, net	4	1	6
Dividends from AB Units	5	5	5
Equity in earnings from AB	(6)	(5)	(1)
Amortization of deferred reinsurance costs	7	8	8
Deferred policy acquisition costs and value of business acquired	(1)	(73)	(64)
Future policy benefits	(4)	10	28
Current and deferred income taxes	(26)	(13)	(67)
Other, net	31	0	(22)
Net cash provided by (used in) operating activities	(191)	(191)	(177)
Cash flows from investing activities:
Fixed maturities, available for sale	128	105	166
Mortgage loans on real estate	0	0	31
Fixed maturities, available for sale	(333)	(153)	(314)
Mortgage loans on real estate	(17)	0	0
Cash settlement related to derivative instruments	(13)	(7)	1
Change in policy loans	(17)	(9)	(9)
Other, net	(3)	(3)	(37)
Net cash provided by (used in) investing activities	(255)	(67)	(162)
Cash flows from financing activities:
Deposits	455	445	297
Withdrawals	(59)	(20)	(16)
Transfer (to) from Separate Accounts	(20)	(38)	(41)
Change in collateralized pledged liabilities	32	0	7
Net cash provided by (used in) financing activities	408	387	247
Change in cash and cash equivalents	(38)	129	(92)
Cash and cash equivalents, beginning of year	176	47	139
Cash and Cash Equivalents, End of Year	138	176	47
Schedule of non-cash financing activities:
Non-cash asset acquisition	7	0	0
Share-based Programs	3	3	2
Income taxes (refunded) paid	$ (7)	$ 1	$ 63